Stock-Based Compensation (Details 3) - Restricted Stock Units [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning	190,000
Awarded		190,000
Vested	(48,000)
Forfeited/canceled
Outstanding at ending	142,000	190,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning	$ 12.43
Awarded		$ 12.43
Vested
Forfeited/canceled
Outstanding at ending	$ 12.43	$ 12.43